Risks Arising from Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Risks Arising from Financial Instruments and Risk Management [Abstract]
Schedule of Foreign Currency Denominated Financial Assets and Liabilities	The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:
As at (expressed in GBP)	June 30, 2025	December 31, 2024
Financial assets
Cash and cash held in trust	£100	£16,558
Trade and other receivables	354	293,055
Loan receivable	–	469,233
	£454	£778,846
Financial liabilities
Trade and other payables	£2,126	£820,809
	£2,126	£820,809
As at (expressed in EUR)	June 30, 2025	December 31, 2024
Financial assets
Cash	€12,504	€12,504
Trade and other receivables	3,076	3,076
	€15,580	€15,580
Financial liabilities
Trade and other payables	€22,777	€838
Loans and borrowings	124,890	124,890
	€147,667	€125,728

As at (expressed in CAD)	June 30, 2025	December 31, 2024
Financial assets
Cash	$3,433,592	$5,473,500
Loans receivable	1,391,457	515,197
	$4,825,049	$5,988,697
Financial liabilities
Trade and other payables	$2,973,090	$2,809,356
Due to related party	434,691	425,962
Lease liabilities	298,812	–
Loans and borrowings	49,683	315,557
	$3,756,276	$3,550,875